Employee Benefits, Defined Benefit Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																										3 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Additional Capital	Dec. 31, 2010 Additional Capital	Dec. 31, 2009 Additional Capital	Dec. 31, 2011 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Dec. 31, 2010 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Dec. 31, 2011 Canadian pension plan		Dec. 31, 2010 Canadian pension plan		Dec. 31, 2009 Canadian pension plan		Dec. 31, 2011 Canadian pension plan London, Ontario Facility	Dec. 31, 2011 VEBAs		Dec. 31, 2010 VEBAs		Dec. 31, 2009 VEBAs		Dec. 31, 2011 VEBAs Amortization of Prior Service Cost	Dec. 31, 2011 VEBAs Amortization of Net Actuarial Loss	Dec. 31, 2011 VEBAs Maximum	Mar. 31, 2011 VEBAs Additional Amount	Dec. 31, 2011 VEBAs Annual Cash Flows up to $20 Million	Dec. 31, 2011 VEBAs Annual Cash Flows in Excess of $20 Million	Dec. 31, 2011 Union VEBA trustrees		Dec. 31, 2010 Union VEBA		Dec. 31, 2009 Union VEBA		Dec. 31, 2011 Union VEBA Company Appointed trustrees	Dec. 31, 2011 Union VEBA USW Appointed trustrees	Dec. 31, 2011 Salaried VEBA		Dec. 31, 2010 Salaried VEBA		Dec. 31, 2009 Salaried VEBA
Defined Benefit Plan, Actual Plan Asset Allocations
Portion of plan assets invested in equity securities											55.00%
Portion of plan assets invested in debt securities											40.00%
Defined Benefit Plan, Assets, Target Allocations
Asset mix target allocation in equity																	55.00%
Asset mix target allocation in debt																	43.00%
Postretirement Medical Obligations
Number of trustees																														4						2	2
Common stock, shares outstanding	19,253,185	19,214,451																												2,202,495		3,523,980
Postretirement medical plan common stock ownership percentage																														11.00%
Unrestricted Union VEBA shares allowed to be sold in any twelve-month period																														1,321,485
Stock transfer restriction annual period																														12 months
Common stock sold by Union VEBA	1,321,485	1,321,485
Increase in Union VEBA assets																														$ 65.5	[1]	$ 52.1	[1]
Reduction in Common stock owned by Union VEBA	(40.5)	(32.5)		(8.8)	(0.7)		(31.7)	[2]	(31.8)	[2]
Increase in Additional paid in capital	(40.5)	(32.5)		(8.8)	(0.7)		(31.7)	[2]	(31.8)	[2]
Decrease in Deferred tax assets				(25.0)	(19.6)	0
Weighted average price per share sold by Union VEBA	$ 49.58	$ 39.39
Reorganization value per share	$ 24.02	$ 24.02
Administrative expense obligation																										0.3
Postretirement medical plan contribution obligation percentage																												10.00%	20.00%
Cash flow in determining VEBA obligation																		20.0
Accrued annual VEBA contribution	0	2.1																														1.8								0.3
Postretirement medical plan contribution obligation paid																											0.1
Liquidity requirement																		50.0
Administrative expenses of the VEBAs																		0.3														0.3		0.3
Assumptions used to determine benefit obligations
Discount rate											5.60%		5.70%																	4.20%		5.25%						3.75%		4.70%
Rate of compensation increase											3.00%		3.50%
Initial medical trend rate																														8.50%	[3]	9.00%	[3]
Ultimate medical trend rate																														5.00%	[3],[4]	5.00%	[4]	5.00%	[4]
Year that rate reaches ultimate trend rate	2019	2019																												2019		2019		2013
Effect of one-percentage-point increase in medical trend rate on accumulated postretirement benefit obligation																														50.5		37.0
Effect of one-percentage-point decrease in medical trend rate on accumulated postretirement benefit obligation																														40.8		30.4
Assumptions used to determine net periodic benefit cost (income)
Discount rate											5.70%		6.70%		7.50%															5.25%		5.80%		6.00%				4.70%		5.40%		6.00%
Expected long term return on plan assets											5.40%	[5]	5.40%	[5]	6.00%	[5]														6.00%	[5]	4.75%	[5]	5.75%	[5]			7.25%	[5]	7.25%	[5]	7.25%	[5]
Rate of compensation increase											3.50%		3.50%		3.30%
Initial medical trend rate used in calculating net periodic benefit cost																														9.00%	[4]	9.50%	[4]	9.00%	[4]
Ultimate medical trend rate																														5.00%	[3],[4]	5.00%	[4]	5.00%	[4]
Year that rate reaches ultimate trend rate	2019	2019																												2019		2019		2013
Effect of one-percentage-point increase on service and interest cost components																														2.7		2.7		2.4
Effect of one-percentage-point decrease on service and interest cost components																														2.1		2.2		1.9
Change in Benefit Obligation:
Obligation at beginning of year											(5.4)		(4.1)					(348.6)		(344.8)										(289.0)								(59.6)
Foreign currency translation adjustment											(0.1)		0.2					0		0
Service cost											0.2		0.1		0.1			2.2		2.0		2.2
Interest cost											0.3		0.3		0.2			17.4		19.1		18.7
Actuarial loss (gain)											(0.2)	[6]	0.8	[6]				96.8	[6]	2.8	[6]
Plan participant contributions											0		0.1					0		0
Benefits paid by Company											(0.2)		(0.2)					(21.1)		(23.2)
Benefits paid by VEBA											(0.2)		(0.2)					(21.1)		(23.2)
Reimbursement from Retiree Drug Subsidy																														3.0	[7]	3.1	[7]
Obligation at end of year											(5.4)		(5.4)		(4.1)			(446.9)		(348.6)		(344.8)								(370.0)		(289.0)						(76.9)		(59.6)
Change in Plan Assets:
FMV of plan assets at beginning of year											4.9		4.1					506.6		422.4										445.7								60.9
Foreign currency translation adjustment											(0.1)		0.2					0		0
Actual return on assets											(0.2)		0.3					16.9		49.9
Plan participant contributions											0		0.1					0		0
Employer/Company contributions											0.5		0.4					0.1		2.3						20.0
Benefits paid by Company											(0.2)		(0.2)					(21.1)		(23.2)
Benefits paid by VEBA											(0.2)		(0.2)					(21.1)		(23.2)
Reimbursement from Retiree Drug Subsidy																														3.0	[7]	3.1	[7]
FMV of plan assets at end of year											4.9		4.9		4.1			571.0		506.6		422.4								514.7		445.7						56.3		60.9
Benefit Obligations and Funded Status Additional Disclosure
Actuarial loss resulting from an increase in benefit cost for plan participants																		31.4
Actuarial loss resulting from a decrease in discount rates used to determine benefit obligations																		53.5
Actuarial loss resulting from change in actuarial assumptions																		11.9
Prescription drug benefit retiree drug subsidy percentage																														28.00%
Net asset In respect of VEBAs	144.7	158.0
Net liability in respect of VEBA	20.6	0
Net Funded Status
APBO											(5.4)		(5.4)		(4.1)			(446.9)		(348.6)		(344.8)								(370.0)		(289.0)						(76.9)		(59.6)
Plan assets											4.9		4.9		4.1			571.0		506.6		422.4								514.7		445.7						56.3		60.9
Net Funded Status											(0.5)		(0.5)					124.1	[8]	158.0	[8]									144.7		156.7						(20.6)		1.3
Projected benefit obligation											4.9		4.8
Net benefits expected to be paid in 2012											0.5
Anticipated Retiree Drug Subsidy
Anticipated Retiree Drug Subsidy, 2012																														(3.1)
Anticipated Retiree Drug Subsidy, 2013																														(3.3)
Anticipated Retiree Drug Subsidy, 2014																														(3.5)
Anticipated Retiree Drug Subsidy, 2015																														(3.6)
Anticipated Retiree Drug Subsidy, 2016																														(3.7)
Anticipated Retiree Drug Subsidy, 2017-2021																														(19.7)
Expected future benefit payments, 2012	25.8										0.2							28.7	[9]
Expected future benefit payments, 2013	26.3										0.3							29.3	[9]
Expected future benefit payments, 2014	26.4										0.3							29.6	[9]
Expected future benefit payments, 2015	26.6										0.3							29.9	[9]
Expected future benefit payments, 2016	26.7										0.3							30.1	[9]
Expected future benefit payments, 2017-2021	159.4										1.8							177.3	[9]
Accumulated other comprehensive (loss) income
Accumulated net actuarial (losses) gains											(2.0)		(1.8)					(95.1)		14.7
Transition assets											0.4		0.4
Prior service cost																		(41.1)		(45.3)
(Loss) income recognized in Accumulated other comprehensive (loss) income											(1.6)		(1.4)					(136.2)		(30.6)
Amounts in Accumulated other comprehensive (loss) income expected to be recognized in 2012
Amounts in Accumulated other comprehensive (loss) income expected to be recognized in 2012											0.1							7.2						4.2	3.0
Components of Net Periodic Benefit Costs (Income)
Service cost											0.2		0.1		0.1			2.2		2.0		2.2
Interest cost											0.3		0.3		0.2			17.4		19.1		18.7
Expected return on plan assets											(0.3)		(0.2)		(0.2)			(30.4)		(20.9)		(21.0)
Amortization of prior service cost											0	[10]	0	[10]	0	[10]		4.2	[10]	4.2	[10]	1.6	[10]
Amortization of net gain (loss)											0.1		0		0			0.6		0.7		3.8
Net periodic benefit costs (income)	$ (5.7)	$ 5.1	$ 5.3								$ 0.3		$ 0.2		$ 0.1			$ (6.0)		$ 5.1		$ 5.3

[1]	At a weighted-average price of $49.58 and $39.39 per share realized by the Union VEBA for the years 2011 and 2010, respectively.
[2]	At $24.02 per share reorganization value.
[3]	The medical trend rate assumptions used for the Union VEBA were provided by the Union VEBA and certain industry data were provided by the Company's actuaries. The trend rate is assumed to decline to 5% by 2019 at December 31, 2011 and December 31, 2010. A one-percentage-point increase in the assumed medical trend rates would increase the accumulated postretirement benefit obligation of the Union VEBA by $50.5 and $37.0 at December 31, 2011 and December 31, 2010, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the accumulated postretirement benefit obligation of the Union VEBA by $40.8 and $30.4 at December 31, 2011 and December 31, 2010, respectively.
[4]	The medical trend rate assumptions were used for the Union VEBA, which is currently paying certain prescription drug benefits, and provided by the Union VEBA and industry data from the Company's actuaries. The trend rate is assumed to decline to 5% by 2019, 5% by 2019 and 5% by 2013 for 2011, 2010 and 2009, respectively. A one-percentage-point increase in the assumed medical trend rates would increase the aggregate of the service and interest cost components of net periodic benefit costs by $2.7, $2.7 and $2.4 for 2011, 2010 and 2009, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the aggregate of the service and interest cost components of net periodic benefit costs by $2.1, $2.2, and $1.9 for 2011, 2010 and 2009, respectively.
[5]	The expected long-term rate of return assumption is based on the historical investment portfolios provided to the Company by the VEBAs’ trustees.
[6]	The actuarial loss relating to the VEBA plans in 2011 is comprised of (i) a loss of $31.4 resulting from an increase in benefit cost for plan participants, (ii) a loss of $53.5 resulting from a decrease in discount rates used to determine benefit obligations for both VEBA plans and (iii) a loss of $11.9 resulting from change in actuarial assumptions. The actuarial loss relating to the VEBA plans in 2010 is primarily the result of a change in the assumption in participant marital status in the Union VEBA and a change in annual benefit payment per participant in the Salaried VEBA.
[7]	In January 2005, the Department of Health and Human Services’ Centers for Medicare and Medicaid Services (CMS) released final regulations governing the Medicare prescription drug benefit and other key elements of the Medicare Modernization Act that went into effect January 1, 2006. The Union VEBA is eligible for the Retiree Drug Subsidy because the plan meets the definition of actuarial equivalence and therefore qualifies for federal subsidies equal to 28% of allowable drug costs. As a result, the Company has measured the Union VEBA’s obligations and costs to take into account this subsidy.
[8]	With respect to the Prepaid benefit of $124.1 relating to the VEBAs at December 31, 2011, of which $144.7 was included in Net asset in respect of VEBA and $20.6 was included in Net liability in respect of VEBA on the Consolidated Balance Sheet. Prepaid benefit of $158.0 relating to the VEBAs at December 31, 2010, was included in Net asset in respect of the VEBAs on the Consolidated Balance Sheets.
[9]	Such amounts were obtained from the VEBAs. The Company's only financial obligations to the VEBAs are to pay the variable contributions which may not exceed $20.0 annually and certain administrative fees.
[10]	The Company amortizes prior service cost on a straight-line basis over the average remaining years of service to full eligibility for benefits of the active plan participants.